SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		$ 749	$ 972
Amounts not allocated to segments [Abstract]
Depreciation And Amortization		335	404
General and administrative expenses		307	302
Legal Settlements And Loss Contingencies		227	29
Impairments Restructuring And Others		299	57
Financial expenses - net	143	(192)	(81)
Income before income taxes		557	891
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,826	1,674
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,776	1,623
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		799	503
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		977	1,120
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		50	51
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization		220	285
General and administrative expenses		307	302
Legal Settlements And Loss Contingencies		227	29
Impairments Restructuring And Others		299	57
Otehr Unallocated Amounts		$ 24	$ 29